Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Other assets in the opening balance	€ 2,130	€ 1,837	€ 1,383
Business related variations	304	236	495
Changes in the scope of consolidation	5	24	0
Translation adjustment	(17)	28	(32)
Reclassifications and other items	11	5	(9)
Other assets in the closing balance	€ 2,433	€ 2,130	€ 1,837